Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue	$ 10,582	$ 6,812	$ 38,034	$ 31,317	$ 23,560
Operating costs and expenses:
Cost of revenue	3,591	1,144	10,797	3,634	2,149
Research and development	2,736	2,631	9,054	9,201	9,961
Selling, general and administrative	28,701	10,908	64,895	50,582	42,970
Intangible amortization	1,027	935	3,922	3,738	3,738
Total operating costs and expenses	36,055	15,618	88,668	67,155	58,818
Loss from operations	(25,473)	(8,806)	(50,634)	(35,838)	(35,258)
Other (income) expense:
Loss (gain) on derivative liability	5,253	(7,500)	(8,310)	300	(800)
Loss on debt extinguishment, net	0	4,799	(28,634)	12,463	0
Scilex Pharma Notes principal increase			0	28,000	0
Interest expense			9,604	11,764	13,116
Interest (income) expense, net	(1)	3,031
Loss on foreign currency exchange	20	4	66	54	(2)
Total other expense	5,272	334	(27,274)	52,581	12,314
Loss before income taxes	(30,745)	(9,140)	(23,360)	(88,419)	(47,572)
Income tax expense	8	3	4	5	(53)
Net loss	$ (30,753)	$ (9,143)	$ (23,364)	$ (88,424)	$ (47,519)
Earnings Per Share [Abstract]
Net loss per share attributable to common stockholders - basic	$ (0.22)	$ (0.07)	$ (0.17)	$ (0.67)	$ (0.36)
Net loss per share attributable to common stockholders - diluted	$ (0.22)	$ (0.07)	$ (0.17)	$ (0.67)	$ (0.36)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of shares during the period-basic	141,660	133,026	134,226	132,858	132,891
Weighted average number of shares during the period -diluted	141,660	133,026	134,226	132,858	132,891